Income and related expenses (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Payments and network costs (i)	$ 107,619	$ 83,573	$ 76,152
Rewards expenses	138,169	68,500	58,304
Financial system expenses	15,510	14,995	23,063
Other transactional expenses	104,885	93,256	58,411
Total transactional expenses	$ 366,183	$ 260,324	$ 215,930